Segment Information - Schedule of Operating Segment (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Net revenues:
Total consolidated net revenues		$ 70,993	$ 71,055
Operating expenses:
Total segment operating expenses		(59,240)	(58,832)
Operating income:
Total consolidated operating income		8,324	11,639
Cheers APPs Internet Business [Member]
Net revenues:
Total consolidated net revenues		65,497	61,506
Operating expenses:
Total segment operating expenses		(54,655)	(50,926)
Operating income:
Total consolidated operating income		10,842	10,580
Traditional Media Business [Member]
Net revenues:
Total consolidated net revenues		5,496	9,549
Operating expenses:
Total segment operating expenses		(4,585)	(7,906)
Operating income:
Total consolidated operating income		911	1,643
Segment operating income [Member]
Operating income:
Total consolidated operating income		11,753	12,223
Unallocated item [Member]
Operating income:
Total consolidated operating income	[1]	$ (3,429)	$ (584)

[1]	The unallocated item for the six months ended June 30, 2025 and 2024 presents the share-based compensation for employees, which is not allocated to segments.